Schedule of Maturities Bank Borrowings (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Debt Disclosure [Abstract]
2025	$ 88,065	$ 119,007
2026	7,287	9,847
2027
Total bank borrowings repayments	95,352	128,854
Long-Term Debt, Current Maturities	89,860	121,432
Long-Term Debt, Excluding Current Maturities	7,306	9,874
Less: Imputed interest	(1,814)	(2,452)
Total	$ 95,352	$ 128,854	$ 826,159